Note 8 - Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	As of June 30,
	2024	2025
	US$	US$

Accrued payroll	406	-
Other current liabilities	20	158
Total other payables and accrued liabilities	426	158